Schedule of basis loss per ordinary share (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss attributable to owners of the Company (USD)	$ (1,298,273)	$ (1,170,942)	$ (2,513,573)	$ (2,304,026)
Weighted average number of ordinary shares (units)	58,041,995	58,041,995	58,041,995	47,858,162
Basic loss per ordinary share	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.05)
Diluted loss per ordinary share	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.05)